EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The Company determines basic earnings (loss) per share by dividing the profit (loss) for the year attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year. The
Company computes diluted earnings (loss) per share by dividing the profit (loss) for the year attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding combined with the incremental weighted average number of ordinary shares outstanding that would be issued on conversion or settlement of all outstanding potentially dilutive instruments. There were 431,500 RSUs excluded from the diluted weighted average number of ordinary shares calculation for the year ended December 31, 2024 as their inclusion would be antidilutive. There were no potentially dilutive instruments for the years ended December 31, 2023 and 2022, respectively.
The calculated basic and diluted earnings per share for the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024	2023	2022

Earnings (loss) per share – basic and diluted	$(0.94)	$0.11	$0.28
Earnings (loss) attributed to owner(s) of the Company	$(29,285,428)	$3,139,333	$8,028,610
Weighted average number of Ordinary Shares - basic and diluted	30,995,079	28,600,000	28,600,000
As discussed in detail in Note 4, the Company’s basic and diluted earnings (loss) per share related to LLP prior to the Business Combination have been retroactively recast based on shares reflecting the exchange ratio established in the Business Combination.
Additionally, the weighted average number of Ordinary Shares as of December 31, 2024 was adjusted to exclude treasury shares. There were no treasury shares as of December 31, 2023, and 2022.
There have been no other transactions involving Ordinary Shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.